Financial Assets and Liabilities - Summary of Loans, Borrowings and Debentures (Parentheticals) (Details) - Rumo S.A. [member] - Unsecured - U.S. Dollar | Fixed R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 18, 2022 BRL (R$)	Jan. 18, 2022 USD ($)	Sep. 22, 2021 BRL (R$)	Jul. 10, 2020 BRL (R$)
Senior notes due 2025
Disclosure of detailed information about borrowings [line items]
Annual interest			5.875%	5.875%
Aggregate principal amount			R$ 2,780,500	$ 500,000
Senior notes due 2028
Disclosure of detailed information about borrowings [line items]
Annual interest						5.25%
Aggregate principal amount						R$ 500,000
Senior Notes Due 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest					4.20%
Aggregate principal amount					R$ 500,000
Rate of greenhouse gas emissions reduction per ton of useful kilometer		14.34
Description of estimated interest rate increase for non-compliance for fulfilment of environment goals	25 basis points
Estimated interest rate increase for non-compliance for fulfilment of environment goals	4.45%
Senior Notes Due 2032 [Member] | 2026 [member]
Disclosure of detailed information about borrowings [line items]
Target rate of greenhouse gas emissions reduction per ton of useful kilometer	11.82